Fees Summary	Nov. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000
Previously Paid Amount	0.00
Total Fee Amount	38,275.00
Total Offset Amount	0.00
Net Fee	38,275.00
Narrative - Max Aggregate Offering Price	$ 250,000,000
Final Prospectus	true